MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/03

MFS(R) MID CAP VALUE FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) MID CAP VALUE FUND

A DISCIPLINED MID-CAP VALUE APPROACH

The fund focuses on undervalued mid-cap stocks. The fund applies a disciplined approach to look for medium sized companies that are temporarily out of favor.

The fund seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
TRUSTEES AND OFFICERS                             42
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      44
----------------------------------------------------
CONTACT INFORMATION                               45

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

    Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MIXED MARKETS CONTINUE

Investor sentiment, corporate earnings, worries of war, and economic news all drove market performance during the period. In the fourth quarter of 2002, stock prices rebounded sharply, sparked by signs of improving economic activity and corporate earnings that were in line with expectations.

The rally lasted for most of the fourth quarter of 2002 but proved to be short-lived as investors became increasingly concerned about Iraq and negative economic news in early 2003. Those concerns created an uncertain climate until the Iraqi war began on March 20. Events leading up to the war and early successes in the campaign pushed all other news aside, and stocks advanced dramatically. However, as the first quarter ended, concerns about the war's duration caused the market to give back some of its late gains.

REITS AFFECTED PERFORMANCE

Over the period, the fund underperformed its benchmark, the Russell Midcap Value Index, which measures the performance of U.S. mid-cap value stocks. The underperformance is primarily attributed to being underweighted in real estate investment trusts (REITs) in comparison to our benchmark. Our REIT holdings performed well but the fund's REIT weighting of 2.3% was substantially less than the 7.5% weighting in the index.

Strong demand for commercial real estate and cash infusions from large corporate and state-run pension plans, which prefer not to own real estate outright, pushed prices higher. We have remained underweighted because we're concerned about the long-term prospects for REITs. We believed then, as we still do, that unemployment numbers could adversely affect occupancy rates, which could slow the revenue streams that feed the REITs.

                                      ----------------------------------
                                      "INDIVIDUAL SECURITY PERFORMANCE
                                       RATHER THAN BROAD THEMES DROVE
                                       PERFORMANCE."
                                      ----------------------------------

POSITIVE CONTRIBUTIONS FROM SELECTED SECURITIES

Positive results came more from individual securities rather than from particular industry groups. The fund's best performer was AT&T Wireless. The stock rose with others in the telecommunications group and received another boost when the company announced better-than-expected earnings. Calpine was our second best stock. Calpine owns power generating plants, acts as a power merchant, and owns several natural gas fields. The company had suffered from weak power demand and concern that it wouldn't meet its debt obligations. The power market improved somewhat, natural gas prices rose, and the company made its payments with refinancing in May still necessary. Calpine's prospects brightened as a result.

Genzyme, PPDI, and Lexmark also performed well. These companies had solid balance sheets and improved earnings. When their prices met our objectives, we sold them in favor of other opportunities.

WEAKNESS IN SELECTED SECURITIES

In addition to the REITs discussed earlier, a number of individual stocks detracted from fund performance. UnumProvident, a worldwide insurer, was squeezed between an SEC inquiry and a potential rating downgrade that would require increases to its liability reserves. We sold the stock when its fundamentals deteriorated. Conglomerate SPX Corporation was a victim of the weak economy and an unfavorable reaction to a new management contract. We still own the stock because we believe it will respond favorably to economic improvement.

Fund performance was also hurt by our holdings in Interstate Bakeries Company
(IBC), which produces Wonderbread and Hostess baked goods, and Quebecor World, a large commercial printer. IBC's stock price declined because of lower earnings, accounting issues, and a management change. Quebecor reported lower earnings on the same day it announced the resignation of its newly-appointed CEO. Although Quebecor's two announcements weren't related, the company's stock price dropped. We sold both IBC and Quebecor.

OPPORTUNITIES AND OUTLOOK

Although we believe that near-term market performance will be bumpy and that a number of companies may miss their first-quarter earnings estimates, we have continued to use this volatility to try to find undervalued opportunities. Examples include energy and consumer cyclical stocks, particularly the leisure group. We also favor energy exploration and production companies, especially natural gas companies. Natural gas is attractive to us because it's in short supply, demand is rising, and there have been no new finds. We also believe that estimates for post-Iraq oil prices may be too low. Among leisure stocks, we like hotels, gaming, and restaurants. We believe consumers will return to spending money on these leisure activities once they feel better about job security and geopolitical tensions ease.

/s/ Constantinos G. Mokas

    Constantinos G. Mokas
    Portfolio Manager

Note to Shareholders: Prior to November 1, 2001, MFS(R) Mid Cap Value Fund was available only to MFS employees and had limited assets.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                        Class
   Share class      inception date       6-mo            1-yr          Life(1)
-----------------------------------------------------------------------------
        A              8/31/01            --            -22.16%        -8.35%
-----------------------------------------------------------------------------
        B              11/1/01            --            -22.63%        -8.75%
-----------------------------------------------------------------------------
        C              11/1/01            --            -22.54%        -8.69%
-----------------------------------------------------------------------------
        I              11/1/01            --            -21.86%        -8.01%
-----------------------------------------------------------------------------
        R              12/31/02           --            -22.16%        -8.35%
-----------------------------------------------------------------------------
      529A             7/31/02            --            -22.25%        -8.41%
-----------------------------------------------------------------------------
      529B             7/31/02            --            -22.54%        -8.63%
-----------------------------------------------------------------------------
      529C             7/31/02            --            -22.53%        -8.62%
-----------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

-----------------------------------------------------------------------------
        A                                 --            -26.64%       -11.72%
-----------------------------------------------------------------------------
        B                                 --            -25.72%       -11.08%
-----------------------------------------------------------------------------
        C                                 --            -23.31%        -8.69%
-----------------------------------------------------------------------------
      529A                                --            -26.72%       -11.78%
-----------------------------------------------------------------------------
      529B                                --            -25.63%       -10.95%
-----------------------------------------------------------------------------
      529C                                --            -23.30%        -8.62%
-----------------------------------------------------------------------------

Class I and R shares have no sales charge. Please see the Notes to Performance Summary for details.

--------------------
Cumulative without
sales charge
--------------------

   Share class                           6-mo          1-yr        Life(1)

        A                               1.75%           -22.16%       -12.87%
-----------------------------------------------------------------------------
        B                               1.41%           -22.63%       -13.48%
-----------------------------------------------------------------------------
        C                               1.52%           -22.54%       -13.38%
-----------------------------------------------------------------------------
        I                               1.86%           -21.86%       -12.36%
-----------------------------------------------------------------------------
        R                               1.75%           -22.16%       -12.87%
-----------------------------------------------------------------------------
      529A                              1.75%           -22.25%       -12.97%
-----------------------------------------------------------------------------
      529B                              1.41%           -22.54%       -13.29%
-----------------------------------------------------------------------------
      529C                              1.53%           -22.53%       -13.28%

--------------------
Average Annual
--------------------

Comparative indices

Average mid cap
value fund(2)                           2.21%           -22.42%        -9.65%
-----------------------------------------------------------------------------
Russell MidCap Value Index(3)           2.73%           -19.65%        -7.85%

Periods less than one year are actual, not annualized.
(1) For the period from the commencement of the fund's investment operations, August 31, 2001, through March 31, 2003. Index information is from September 1, 2001.
(2) Source: Lipper Inc., an independent firm that tracks mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL MIDCAP VALUE INDEX - The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charge and are only available to certain investors. Class R shares have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes initially offered after Class A shares includes the performance of the fund's Class A shares for periods prior to the offering of these share classes. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 3/31/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 97.8%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 93.5%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.7%
--------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"(1)                                          30,000             $880,500
--------------------------------------------------------------------------------------------------

Aerospace & Defense - 2.5%
--------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                                           25,000           $1,350,250
--------------------------------------------------------------------------------------------------
EDO Corp.                                                              60,000            1,086,000
--------------------------------------------------------------------------------------------------
United Defense Industries, Inc.(1)                                     34,000              735,760
--------------------------------------------------------------------------------------------------
                                                                                        $3,172,010
--------------------------------------------------------------------------------------------------
Apparel & Textiles - 0.7%
--------------------------------------------------------------------------------------------------
Reebok International Ltd.(1)                                           25,000             $821,250
--------------------------------------------------------------------------------------------------

Automotive - 1.5%
--------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.(1)                        55,000           $1,157,200
--------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                          20,000              707,000
--------------------------------------------------------------------------------------------------
                                                                                        $1,864,200
--------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 12.5%
--------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                50,000           $1,161,500
--------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                  70,000            1,526,700
--------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                               30,000              938,100
--------------------------------------------------------------------------------------------------
Dime Community Bancshares                                              35,000              799,050
--------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                    30,220              355,115
--------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                         25,000              992,750
--------------------------------------------------------------------------------------------------
GreenPoint Financial Corp.                                             30,000            1,344,300
--------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                            30,000            1,018,200
--------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                                      55,000            1,303,500
--------------------------------------------------------------------------------------------------
New York Community Bancorp., Inc.                                      30,000              894,000
--------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.(1)                                  60,000              948,600
--------------------------------------------------------------------------------------------------
Republic Bancshares, Inc.(1)                                           20,000              399,000
--------------------------------------------------------------------------------------------------
Roslyn Bancorp., Inc.                                                  30,000              539,400
--------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                       55,000            1,404,150
--------------------------------------------------------------------------------------------------
Sun Bancorp., Inc.                                                     40,000              586,400
--------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc.                                             24,800             $502,448
--------------------------------------------------------------------------------------------------
Zions Bancorp.                                                         25,000            1,069,500
--------------------------------------------------------------------------------------------------
                                                                                       $15,782,713
--------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
--------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                        60,900           $1,288,644
--------------------------------------------------------------------------------------------------

Business Services - 2.6%
--------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"(1)                                                  45,000           $1,030,500
--------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                   30,000              816,000
--------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                                              25,000              956,250
--------------------------------------------------------------------------------------------------
MPS Group, Inc.(1)                                                    100,000              522,000
--------------------------------------------------------------------------------------------------
                                                                                        $3,324,750
--------------------------------------------------------------------------------------------------
Chemicals - 3.5%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                         30,000           $1,242,900
--------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                     30,000              603,900
--------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                 125,000            1,743,750
--------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                   20,000              901,600
--------------------------------------------------------------------------------------------------
                                                                                        $4,492,150
--------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 0.7%
--------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                65,000             $919,100
--------------------------------------------------------------------------------------------------

Computer Software - Services - 0.9%
--------------------------------------------------------------------------------------------------
VERITAS Software Corp.(1)                                              65,000           $1,142,700
--------------------------------------------------------------------------------------------------

Computer Software - Systems - 2.6%
--------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                        75,000             $750,000
--------------------------------------------------------------------------------------------------
Network Associates, Inc.(1)                                            90,000            1,242,900
--------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                    85,000            1,300,500
--------------------------------------------------------------------------------------------------
                                                                                        $3,293,400
--------------------------------------------------------------------------------------------------
Construction - 0.4%
--------------------------------------------------------------------------------------------------
Lennar Corp.                                                           10,000             $535,500
--------------------------------------------------------------------------------------------------

Containers - 3.3%
--------------------------------------------------------------------------------------------------
Constar International, Inc.(1)                                         50,000             $317,050
--------------------------------------------------------------------------------------------------
Owens Illinois, Inc.(1)                                               160,000            1,446,400
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                                      110,000            1,469,490
--------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                    45,000              941,850
--------------------------------------------------------------------------------------------------
                                                                                        $4,174,790
--------------------------------------------------------------------------------------------------

Electronics - 3.7%
--------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                                       500,000           $1,630,000
--------------------------------------------------------------------------------------------------
Fairchild Semiconductor International Co., "A"(1)                      65,000              679,900
--------------------------------------------------------------------------------------------------
LSI Logic Corp.(1)                                                     80,000              361,600
--------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                              25,000              681,750
--------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                              40,000              828,000
--------------------------------------------------------------------------------------------------
Tektronix, Inc.(1)                                                     30,000              514,500
--------------------------------------------------------------------------------------------------
                                                                                        $4,695,750
--------------------------------------------------------------------------------------------------
Energy - 2.0%
--------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                              20,000             $750,200
--------------------------------------------------------------------------------------------------
Reliant Resources, Inc.(1)                                             90,000              320,400
--------------------------------------------------------------------------------------------------
TXU Corp.                                                              80,000            1,428,000
--------------------------------------------------------------------------------------------------
                                                                                        $2,498,600
--------------------------------------------------------------------------------------------------
Entertainment - 1.7%
--------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.(1)                                      39,400             $815,186
--------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                                    45,000            1,316,250
--------------------------------------------------------------------------------------------------
                                                                                        $2,131,436
--------------------------------------------------------------------------------------------------
Financial Institutions - 3.4%
--------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                            60,000           $1,659,600
--------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                 65,700            1,396,782
--------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                    31,600            1,265,264
--------------------------------------------------------------------------------------------------
                                                                                        $4,321,646
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.0%
--------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                            100,000           $1,080,000
--------------------------------------------------------------------------------------------------
Del Monte Foods Co.(1)                                                 80,000              596,800
--------------------------------------------------------------------------------------------------
McCormick & Co., Inc.                                                  35,000              844,900
--------------------------------------------------------------------------------------------------
                                                                                        $2,521,700
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.5%
--------------------------------------------------------------------------------------------------
Bowater, Inc.                                                          50,000           $1,857,500
--------------------------------------------------------------------------------------------------

Gaming & Hotels - 0.5%
--------------------------------------------------------------------------------------------------
Argosy Gaming Corp.(1)                                                 30,000             $599,400
--------------------------------------------------------------------------------------------------

Healthcare - 1.4%
--------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)                                       75,000             $823,500
--------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.(1)                                        40,000              934,400
--------------------------------------------------------------------------------------------------
                                                                                        $1,757,900
--------------------------------------------------------------------------------------------------

Insurance - 3.0%
--------------------------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                              50,000           $1,227,500
--------------------------------------------------------------------------------------------------
Chubb Corp.                                                             7,300              323,536
--------------------------------------------------------------------------------------------------
Safeco Corp.                                                           20,000              699,400
--------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                    25,000              795,000
--------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.(1)                                               74,915              779,116
--------------------------------------------------------------------------------------------------
                                                                                        $3,824,552
--------------------------------------------------------------------------------------------------
Medical & Health Products - 2.1%
--------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                25,000           $1,312,500
--------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                           17,000              591,430
--------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(1)                                     40,000              698,000
--------------------------------------------------------------------------------------------------
                                                                                        $2,601,930
--------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 3.9%
--------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.(1)                                          50,000             $729,000
--------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"                                30,000              570,000
--------------------------------------------------------------------------------------------------
Millipore Corp.                                                        30,000              981,000
--------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                              40,000            1,247,200
--------------------------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.(1)                                       30,000              720,000
--------------------------------------------------------------------------------------------------
Universal Health Services, Inc., "B"(1)                                17,000              693,090
--------------------------------------------------------------------------------------------------
                                                                                        $4,940,290
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
--------------------------------------------------------------------------------------------------
Phelps Dodge Corp.(1)                                                  24,000             $779,520
--------------------------------------------------------------------------------------------------

Oil Services - 3.7%
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    80,000           $1,652,000
--------------------------------------------------------------------------------------------------
Noble Corp.(1)                                                         60,000            1,885,200
--------------------------------------------------------------------------------------------------
Smith International, Inc.(1)                                           34,000            1,197,820
--------------------------------------------------------------------------------------------------
                                                                                        $4,735,020
--------------------------------------------------------------------------------------------------
Oils - 4.8%
--------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     35,000           $1,687,700
--------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    35,000            1,384,600
--------------------------------------------------------------------------------------------------
Forest Oil Corp.(1)                                                    53,000            1,181,900
--------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                            35,000            1,186,150
--------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.(1)                                       25,000              627,500
--------------------------------------------------------------------------------------------------
                                                                                        $6,067,850
--------------------------------------------------------------------------------------------------

Printing & Publishing - 2.2%
--------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                  12,000             $908,880
--------------------------------------------------------------------------------------------------
Meredith Corp.                                                         15,000              572,700
--------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                20,000              863,000
--------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"(1)                                      52,600              447,100
--------------------------------------------------------------------------------------------------
                                                                                        $2,791,680
--------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 2.3%
--------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                11,700             $443,430
--------------------------------------------------------------------------------------------------
iStar Financial, Inc.                                                  40,000            1,166,800
--------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"                                     55,000            1,308,450
--------------------------------------------------------------------------------------------------
                                                                                        $2,918,680
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 3.4%
--------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                                             40,000           $1,088,400
--------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                    70,000              812,700
--------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               35,000            1,238,300
--------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                            40,000            1,100,400
--------------------------------------------------------------------------------------------------
                                                                                        $4,239,800
--------------------------------------------------------------------------------------------------
Retail - 6.3%
--------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                           75,000             $847,500
--------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                   20,000              560,400
--------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                      50,000              535,000
--------------------------------------------------------------------------------------------------
Linens 'n Things, Inc.(1)                                              35,000              711,200
--------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                    40,000            1,236,800
--------------------------------------------------------------------------------------------------
May Department Stores Co.                                              40,000              795,600
--------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                   55,000              872,300
--------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                   60,000            1,449,000
--------------------------------------------------------------------------------------------------
Talbots, Inc.                                                          40,000            1,029,600
--------------------------------------------------------------------------------------------------
                                                                                        $8,037,400
--------------------------------------------------------------------------------------------------
Special Products & Services - 2.2%
--------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                 16,000           $1,159,040
--------------------------------------------------------------------------------------------------
School Specialty, Inc.(1)                                              55,000              977,350
--------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                           20,000              683,200
--------------------------------------------------------------------------------------------------
                                                                                        $2,819,590
--------------------------------------------------------------------------------------------------
Telecommunications - 0.9%
--------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.(1)                            30,000           $1,164,600
--------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.7%
--------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                                       130,000             $858,000
--------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 2.1%
--------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.(1)                                 80,000           $1,211,200
--------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                         36,600            1,497,306
--------------------------------------------------------------------------------------------------
                                                                                        $2,708,506
--------------------------------------------------------------------------------------------------
Tobacco - 0.3%
--------------------------------------------------------------------------------------------------
Loews Corp. - Carolina Group                                           20,000             $370,000
--------------------------------------------------------------------------------------------------

Transportation - 2.8%
--------------------------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                             25,000             $479,500
--------------------------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.(1)                                  40,000            1,076,800
--------------------------------------------------------------------------------------------------
Kansas City Southern Industries, Inc.(1)                               40,000              449,200
--------------------------------------------------------------------------------------------------
Swift Transportation, Inc.(1)                                          40,000              640,000
--------------------------------------------------------------------------------------------------
Yellow Corp.(1)                                                        35,000              844,550
--------------------------------------------------------------------------------------------------
                                                                                        $3,490,050
--------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.8%
--------------------------------------------------------------------------------------------------
Education Management Corp.(1)                                          25,000             $994,250
--------------------------------------------------------------------------------------------------

Utilities - Electric - 1.8%
--------------------------------------------------------------------------------------------------
Calpine Corp.(1)                                                      300,000             $990,000
--------------------------------------------------------------------------------------------------
DQE, Inc.                                                              45,000              548,550
--------------------------------------------------------------------------------------------------
DTE Energy Co.                                                         20,000              773,000
--------------------------------------------------------------------------------------------------
                                                                                        $2,311,550
--------------------------------------------------------------------------------------------------
Utilities - Gas - 0.5%
--------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                    27,000             $638,010
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $118,366,917
--------------------------------------------------------------------------------------------------

Foreign Stocks - 4.3%
--------------------------------------------------------------------------------------------------
Bermuda - 1.7%
--------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   38,000           $1,100,100
--------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)                                       15,000            1,061,700
--------------------------------------------------------------------------------------------------
                                                                                        $2,161,800
--------------------------------------------------------------------------------------------------
Canada - 1.5%
--------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Forest & Paper Products)                  150,000           $1,042,500
--------------------------------------------------------------------------------------------------
Alcan, Inc. (Metals & Mining)                                          20,000              558,000
--------------------------------------------------------------------------------------------------
Manitoba Telecom Services (Telecommunications)                         11,700              291,445
--------------------------------------------------------------------------------------------------
                                                                                        $1,891,945
--------------------------------------------------------------------------------------------------

United Kingdom - 1.1%
--------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                 50,000           $1,385,000
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                    $5,438,745
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $132,170,069)                                          $123,805,662
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.6%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
                                                             (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
New Center Asset Trust, due 4/01/03, at Amortized Cost                 $2,043           $2,043,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $134,213,069)                                     $125,848,662
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                      769,451
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $126,618,113
--------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS
Investments, at value (identified cost, $134,213,069)          $125,848,662
--------------------------------------------------------------------------------------------------
Cash                                                                    199
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     879,304
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                   2,181,733
--------------------------------------------------------------------------------------------------
Dividends receivable                                                158,243
--------------------------------------------------------------------------------------------------
Total assets                                                                          $129,068,141
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                 $401,274
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                 2,032,423
--------------------------------------------------------------------------------------------------
Payable to affiliates -
--------------------------------------------------------------------------------------------------
  Management fee                                                      7,830
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        5,954
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                   2,547
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,450,028
--------------------------------------------------------------------------------------------------
Net assets                                                                            $126,618,113
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Paid-in capital                                                $148,701,206
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                     (8,364,203)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (13,692,931)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (25,959)
--------------------------------------------------------------------------------------------------
Total                                                                                 $126,618,113
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               14,559,885
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                    $32,161,989
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,691,948
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.71
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.71)                                                 $9.24
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $48,480,624
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,604,114
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.65
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $12,057,068
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,393,016
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.66
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $33,710,429
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,846,853
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $8.76
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                         $5,493
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                    631
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $8.71
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares
  Net assets                                                       $155,342
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 17,866
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.69
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.69)                                                 $9.22
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $19,192
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  2,222
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.64
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $27,976
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,235
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.65
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class 529A, Class B, Class 529B, Class C and
Class 529C shares.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
------------------------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDED 3/31/03

NET INVESTMENT INCOME (LOSS)
Income
---------------------------------------------------------------------------------------------------
  Dividends                                                           $857,286
---------------------------------------------------------------------------------------------------
  Interest                                                              28,148
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (4,926)
---------------------------------------------------------------------------------------------------
Total investment income                                                                    $880,508
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                      $411,827
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 1,294
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       54,909
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                54,779
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               241,796
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                60,315
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                     6
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                107
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                 45
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                 51
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529A)                                      76
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529B)                                      11
---------------------------------------------------------------------------------------------------
  Program manager expense (Class 529C)                                      13
---------------------------------------------------------------------------------------------------
  Administrative fee                                                     5,218
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         28,425
---------------------------------------------------------------------------------------------------
  Printing                                                              17,183
---------------------------------------------------------------------------------------------------
  Postage                                                               11,181
---------------------------------------------------------------------------------------------------
  Auditing fees                                                          7,430
---------------------------------------------------------------------------------------------------
  Legal fees                                                               831
---------------------------------------------------------------------------------------------------
  Registration fees                                                     48,696
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         60,650
---------------------------------------------------------------------------------------------------
Total expenses                                                      $1,004,843
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (777)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (97,759)
---------------------------------------------------------------------------------------------------
Net expenses                                                                               $906,307
---------------------------------------------------------------------------------------------------
Net investment loss                                                                        $(25,799)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                          $(7,997,996)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                           (453)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                            $(7,998,449)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation -
---------------------------------------------------------------------------------------------------
  Investments                                                       $7,597,567
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              242
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $7,597,809
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                  $(400,640)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                    $(426,439)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                      SIX MONTHS             YEAR
                                                                         ENDED               ENDED
                                                                        3/31/03             9/30/02
                                                                      (UNAUDITED)

OPERATIONS
Net investment loss                                                     $(25,799)             $(95,717)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                          (7,998,449)           (5,695,996)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                            7,597,809           (15,921,474)
-----------------------------------------------------------------   ------------          ------------
Decrease in net assets from operations                                 $(426,439)         $(21,713,187)
-----------------------------------------------------------------   ------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS -

From net investment income (Class A)                                         $--                 $(496)
-----------------------------------------------------------------   ------------          ------------
From net investment income (Class I)                                          --                    (1)
-----------------------------------------------------------------   ------------          ------------
From net realized gain on investments and foreign currency
transactions (Class A)                                                        --                  (826)
-----------------------------------------------------------------   ------------          ------------
From net realized gain on investments and foreign currency
transactions (Class B)                                                        --                  (996)
-----------------------------------------------------------------   ------------          ------------
From net realized gain on investments and foreign currency
transactions (Class C)                                                        --                  (368)
-----------------------------------------------------------------   ------------          ------------
From net realized gain on investments and foreign currency
transactions (Class I)                                                        --                    (1)
-----------------------------------------------------------------   ------------          ------------
Total distributions declared to shareholders                                 $--               $(2,688)
-----------------------------------------------------------------   ------------          ------------
Net increase in net assets from fund share transactions              $40,622,829          $107,875,545
-----------------------------------------------------------------   ------------          ------------
Total increase in net assets                                         $40,196,390           $86,159,670
-----------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                               $86,421,723              $262,053
------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss of
$25,959 and $160, respectively)                                     $126,618,113           $86,421,723
------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------
Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.
                                                       SIX MONTHS ENDED         YEAR ENDED           PERIOD ENDED
                                                           3/31/03                9/30/02             9/30/01(2)
CLASS A                                                  (UNAUDITED)

Net asset value, beginning of period                        $8.56                  $8.74                $10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income(1)                                  $0.01                  $0.02                 $0.02
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.14                  (0.20)                (1.28)
--------------------------------------------------------   ------                 ------                ------
Total from investment operations                           $ 0.15                 $(0.18)               $(1.26)
--------------------------------------------------------   ------                 ------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                  $--                 $(0.00)(5)               $--
--------------------------------------------------------   ------                 ------                ------
  From net realized gain on investments and foreign
  currency transactions                                       $--                 $(0.00)(5)               $--
--------------------------------------------------------   ------                 ------                ------
  Total distributions declared to shareholders                $--                 $(0.00)(5)               $--
--------------------------------------------------------   ------                 ------                ------
Net asset value, end of period                              $8.71                  $8.56                 $8.74
--------------------------------------------------------   ------                 ------                ------
Total return(8) (%)                                          1.75(4)               (2.03)               (12.60)(4)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                                  1.35(3)                1.37                  1.00(3)
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                        0.25(3)                0.22                  2.24(3)
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $32,162                $26,013                  $262
-------------------------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than
    0.25% of the average daily net assets. Prior to October 1, 2001, the distributor voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and ratios would have been:

Net investment income (loss)                                $0.00(5)              $(0.02)               $(0.88)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                                  1.53(3)                1.83                120.50(3)
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.07(3)               (0.24)              (117.26)(3)
-------------------------------------------------------------------------------------------------------------------------
(2) For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.
(8) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                       3/31/03                9/30/02(2)
CLASS B                                                              (UNAUDITED)
Net asset value, beginning of period                                    $8.53                    $9.24
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment loss(1)                                               $(0.02)                  $(0.04)
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       0.14                    (0.67)
-------------------------------------------------------------------   -------                  -------
Total from investment operations                                       $0.12                   $(0.71)
-------------------------------------------------------------------   -------                  -------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                                   $--                   $(0.00)(5)
-------------------------------------------------------------------   -------                  -------
  Total distributions declared to shareholders                            $--                   $(0.00)(5)
-------------------------------------------------------------------   -------                  -------
Net asset value, end of period                                          $8.65                    $8.53
-------------------------------------------------------------------   -------                  -------
Total return (%)                                                         1.41(4)                 (7.67)(4)
-----------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                                              2.00(3)                  2.02(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                     (0.40)(3)                (0.44)(3)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         78                      113
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $48,481                  $44,390
-----------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                                    $(0.03)                  $(0.09)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                                              2.18(3)                  2.48(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                     (0.58)(3)                (0.90)(3)
-----------------------------------------------------------------------------------------------------------

(2) For the period from the inception of Class B shares, November 1, 2001, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                       3/31/03                9/30/02(2)
CLASS C                                                              (UNAUDITED)
Net asset value, beginning of period                                    $8.53                    $9.24
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment loss(1)                                               $(0.02)                  $(0.04)
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       0.15                    (0.67)
-------------------------------------------------------------------   -------                  -------
Total from investment operations                                        $0.13                   $(0.71)
-------------------------------------------------------------------   -------                  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and foreign
  currency transactions                                                   $--                   $(0.00)(5)
-----------------------------------------------------------------------------------------------------------
  Total distributions declared to shareholders                            $--                   $(0.00)(5)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $8.66                    $8.53
-------------------------------------------------------------------   -------                  -------
Total return (%)                                                         1.52(4)                 (7.67)(4)
-----------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                                              2.00(3)                  2.02(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                     (0.40)(3)                (0.46)(3)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         78                      113
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $12,057                  $11,348
-----------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                                    $(0.03)                  $(0.09)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                                              2.18(3)                  2.48(3)
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                     (0.58)(3)                (0.92)(3)
-----------------------------------------------------------------------------------------------------------

(2) For the period from the inception of Class C shares, November 1, 2001, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued
                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                       3/31/03                9/30/02(2)
CLASS I                                                              (UNAUDITED)
Net asset value, beginning of period                                    $8.59                    $9.24
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment income(1)                                              $0.03                    $0.06
-----------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       0.14                    (0.71)
-------------------------------------------------------------------   -------                  -------
Total from investment operations                                        $0.17                   $(0.65)
-------------------------------------------------------------------   -------                  -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $--                   $(0.00)(5)
-----------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    --                    (0.00)(5)
-----------------------------------------------------------------------------------------------------------
  Total distributions declared to shareholders                            $--                   $(0.00)(5)
-------------------------------------------------------------------   -------                  -------
Net asset value, end of period                                          $8.76                    $8.59
-------------------------------------------------------------------   -------                  -------
Total return (%)                                                         1.86(4)                 (6.89)(4)
-----------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                                              1.00(3)                  1.02(3)
-----------------------------------------------------------------------------------------------------------
Net investment income                                                    0.64(3)                  0.99(3)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                         78                      113
-----------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $33,710                   $4,655
-----------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25%
    of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and ratios would have been:

Net investment income                                                   $0.02                    $0.03
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                                              1.18(3)                  1.48(3)
-----------------------------------------------------------------------------------------------------------
Net investment income                                                    0.46(3)                  0.53(3)
-----------------------------------------------------------------------------------------------------------

(2) For the period from the inception of Class I shares, November 1, 2001, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                                PERIOD ENDED
                                                                  3/31/03(2)
                                                                 (UNAUDITED)

CLASS R

Net asset value, beginning of period                                   $9.16
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment loss(1)                                              $(0.00)(5)
-------------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                     (0.45)(8)
-------------------------------------------------------------------------------
Total from investment operations                                      $(0.45)
----------------------------------------------------------------------------
Net asset value, end of period                                         $8.71
----------------------------------------------------------------------------
Total return (%)                                                       (4.39)(4)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                                             1.50(3)
-------------------------------------------------------------------------------
Net investment loss                                                    (0.19)(3)
-------------------------------------------------------------------------------
Portfolio turnover                                                        78
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $5
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                                   $(0.01)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                                             1.68(3)
-------------------------------------------------------------------------------
Net investment loss                                                    (0.37)(3)
-------------------------------------------------------------------------------

(2) For the period from the inception of Class R shares, December 31, 2002, through March 31, 2003.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.
(8) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

                                                    SIX MONTHS       PERIOD
                                                       ENDED          ENDED
                                                      3/31/03       9/30/02(2)
CLASS 529A                                          (UNAUDITED)

Net asset value, beginning of period                   $8.55         $9.25
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment income(1)                             $0.00(5)      $0.01
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.14         (0.71)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.14        $(0.70)
---------------------------------------------------   ------        ------
Net asset value, end of period                         $8.69         $8.55
---------------------------------------------------   ------        ------
Total return (%)                                        1.75(4)      (7.47)(4)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                             1.60(3)       1.62(3)
-------------------------------------------------------------------------------
Net investment income                                   0.06(3)       0.50(3)
-------------------------------------------------------------------------------
Portfolio turnover                                        78           113
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $155            $7
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and ratios would have been:

Net investment income (loss)                          $(0.00)(5)     $0.00(5)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                             1.78(3)       2.08(3)
-------------------------------------------------------------------------------
Net investment income (loss)                           (0.12)(3)      0.04(3)
-------------------------------------------------------------------------------

(2) For the period from the inception of Class 529A shares, July 31, 2002, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                    SIX MONTHS       PERIOD
                                                       ENDED          ENDED
                                                      3/31/03       9/30/02(2)
CLASS 529B                                          (UNAUDITED)

Net asset value, beginning of period                   $8.52         $9.22
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment loss(1)                              $(0.02)       $(0.00)(5)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.14         (0.70)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.12        $(0.70)
---------------------------------------------------   ------        ------
Net asset value, end of period                         $8.64         $8.52
---------------------------------------------------   ------        ------
Total return (%)                                        1.41(4)      (7.49)(4)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                             2.25(3)       2.27(3)
-------------------------------------------------------------------------------
Net investment loss                                    (0.61)(3)     (0.20)(3)
-------------------------------------------------------------------------------
Portfolio turnover                                        78           113
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $19            $5
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                   $(0.03)       $(0.01)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                             2.43(3)       2.73(3)
-------------------------------------------------------------------------------
Net investment loss                                    (0.79)(3)     (0.66)(3)
-------------------------------------------------------------------------------

(2) For the period from the inception of Class 529B shares, July 31, 2002, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

                                                    SIX MONTHS       PERIOD
                                                       ENDED          ENDED
                                                      3/31/03       9/30/02(2)
CLASS 529C                                          (UNAUDITED)

Net asset value, beginning of period                   $8.52         $9.23
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(6)

  Net investment loss(1)                              $(0.03)       $(0.00)(5)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      0.16         (0.71)
---------------------------------------------------   ------        ------
Total from investment operations                       $0.13        $(0.71)
---------------------------------------------------   ------        ------
Net asset value, end of period                         $8.65         $8.52
---------------------------------------------------   ------        ------
Total return (%)                                        1.53(4)      (7.59)(4)
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(7)                                             2.25(3)       2.27(3)
-------------------------------------------------------------------------------
Net investment loss                                    (0.71)(3)     (0.20)(3)
-------------------------------------------------------------------------------
Portfolio turnover                                        78           113
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $28            $5
-------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.50% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                   $(0.03)       $(0.01)
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(7)                                             2.43(3)       2.73(3)
-------------------------------------------------------------------------------
Net investment loss                                    (0.89)(3)     (0.66)(3)
-------------------------------------------------------------------------------

(2) For the period from the inception of Class 529C shares, July 31, 2002, through September 30, 2002.
(3) Annualized.
(4) Not annualized.
(5) Per share amount was less than $0.01.
(6) Per share data are based on average shares outstanding.
(7) Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended September 30, 2002, and September 30, 2001, was as follows:

                                                    9/30/02            9/30/01
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                    $2,688              $  --
-------------------------------------------------------------------------------
  Long-term capital gain                                 --                 --
-------------------------------------------------------------------------------
Tax return of capital                                    --                 --
-------------------------------------------------------------------------------
Total distributions declared                         $2,688              $  --
-------------------------------------------------------------------------------

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                            $  --
      --------------------------------------------------------------
      Undistributed long-term capital gain                        --
      --------------------------------------------------------------
      Capital loss carryforward                              (6,460)
      --------------------------------------------------------------
      Unrealized depreciation                           (17,342,684)
      --------------------------------------------------------------
      Other temporary differences                        (4,307,510)
      --------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010 ($6,460).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets for Class A, Class B, Class C, Class I and Class R and not greater than 0.50% of average daily net assets for Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 2003, aggregate unreimbursed expenses amounted to $319,837.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees, which had no impact on the expenses of the fund.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                      0.0175%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0130%
      -------------------------------------------------------------
      Next $2.5 billion                                     0.0005%
      -------------------------------------------------------------
      In excess of $7 billion                               0.0000%
      -------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $13,088 and $22 for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

               CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution
Fee             0.10%    0.75%   0.75%   0.25%     0.25%     0.75%     0.75%
-------------------------------------------------------------------------------
Service Fee     0.25%    0.25%   0.25%   0.25%     0.25%     0.25%     0.25%
-------------------------------------------------------------------------------
Total
Distribution
Plan            0.35%    1.00%   1.00%   0.50%     0.50%     1.00%     1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2003, amounted to:

               CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Service Fee
Retained
by MFD        $1,477      $47    $249    $ --       $71      $ --      $ --
-------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the trust may determine.

Fees incurred under the distribution plan during the six months ended March 31, 2003, were as follows:

               CLASS A  CLASS B CLASS C CLASS R CLASS 529A CLASS 529B CLASS 529C

Total
Distribution
Plan            0.35%    1.00%   1.00%   0.50%     0.35%     1.00%     1.00%
-------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following purchase, and for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2003, were as follows:

                              CLASS A   CLASS B  CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred Sales
Charges Imposed                 $144   $68,009   $1,826      $ --       $ --
-------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee as a percentage of the fund's Average Daily Net Assets will be 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $122,837,119 and $84,509,460, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                              $135,594,573
      ---------------------------------------------------------
      Gross unrealized appreciation                 $2,713,361
      ---------------------------------------------------------
      Gross unrealized depreciation                (12,459,272)
      ---------------------------------------------------------
      Net unrealized depreciation                  $(9,745,911)
      ---------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended                      Year ended
                                                   3/31/03                            9/30/02
                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES
Shares sold                                6,244,272       $57,452,632        3,975,526       $41,434,909
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              122             1,246
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (5,591,553)      (51,265,975)        (966,419)       (9,293,790)
----------------------------------------------------------------------------------------------------------
Net increase                                 652,719        $6,186,657        3,009,229       $32,142,365
----------------------------------------------------------------------------------------------------------

                                              Six months ended                     Period ended
                                                   3/31/03                          9/30/02(1)
                                          SHARES            AMOUNT           SHARES            AMOUNT

CLASS B SHARES
Shares sold                                1,573,067       $14,045,487        6,936,034       $72,575,702
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --               80               817
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,175,582)      (10,301,132)      (1,729,485)      (16,319,351)
----------------------------------------------------------------------------------------------------------
Net increase                                 397,485        $3,744,355        5,206,629       $56,257,168
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                  704,942        $6,299,323        1,813,190       $19,164,079
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              180             1,703
----------------------------------------------------------------------------------------------------------
Shares reacquired                           (642,428)       (5,642,329)        (482,868)       (4,695,860)
----------------------------------------------------------------------------------------------------------
Net increase                                  62,514          $656,994        1,330,502       $14,469,922
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                3,361,918       $30,349,482          555,046        $5,111,197
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              0(4)                2
----------------------------------------------------------------------------------------------------------
Shares reacquired                            (56,706)         (515,987)         (13,405)         (123,284)
----------------------------------------------------------------------------------------------------------
Net increase                               3,305,212       $29,833,495          541,641        $4,987,915
----------------------------------------------------------------------------------------------------------

                                                  Period ended
                                                   3/31/03(3)
                                            SHARES            AMOUNT

CLASS R SHARES
Shares sold                                      631            $5,685
-------------------------------------------------------------------------
Shares reacquired                                0(4)               (2)
-------------------------------------------------------------------------
Net increase                                     631            $5,683
-------------------------------------------------------------------------

                                                Six months ended                     Period ended
                                                     3/31/03                          9/30/02(2)
                                            SHARES            AMOUNT           SHARES            AMOUNT

CLASS 529A SHARES
Shares sold                                   17,160          $158,414              812            $7,575
----------------------------------------------------------------------------------------------------------
Shares reacquired                               (106)             (944)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                  17,054          $157,470              812            $7,575
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                    1,660           $14,662              585            $5,396
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (23)             (202)              --                --
----------------------------------------------------------------------------------------------------------
Net increase                                   1,637           $14,460              585            $5,396
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                    2,696           $23,940              569            $5,305
----------------------------------------------------------------------------------------------------------
Shares reacquired                                (25)             (225)              (5)             (101)
----------------------------------------------------------------------------------------------------------
Net increase                                   2,671           $23,715              564            $5,204
----------------------------------------------------------------------------------------------------------

(1) For the period from the commencement of Class B, C and I shares, November 1, 2001, through
    September 30, 2002.
(2) For the period from the commencement of Class 529A, 529B and 529C shares, July 31, 2002, through
    September 30, 2002.
(3) For the period from the commencement of Class R shares, December 31, 2002, through March 31, 2003.
(4) Number of shares was less than one.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $529 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust XI, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry
related services), Director; Eastern Enterprises         consultant
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        WARD SMITH (born 09/13/30)
                                                         Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since 2003); Brown Brothers Harriman &        Assistant Treasurer
Co., Senior Vice President (November 2002 to April       Massachusetts Financial Services Company, Senior
2003); ING Groep N.V./Aeltus Investment                  Vice President
Management, Senior Vice President (prior to
November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt and Smith, and Mses. O'Neill and
Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Constantino G. Mokas(1)


(1) MFS Investment Management

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MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              MDV-SEM-5/03  41M